Segment Information - Schedule of Revenue and Net PP&E by Geographic Location (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Revenue from geographic segments
Property, plant and equipment, less accumulated depreciation	$ 6,959	$ 2,325
U.S.
Revenue from geographic segments
Property, plant and equipment, less accumulated depreciation	4,054	833
Non-U.S.
Revenue from geographic segments
Property, plant and equipment, less accumulated depreciation	$ 2,905	$ 1,492